UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:
               United of Omaha Separate Account C

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):     [ ]

               United of Omaha Series I Variable Annuity

3.    Investment Company Act File Number:
             811-8190

      Securities Act File Number:
             33-72546

4(a). Last day of fiscal year for which this Form is filed:
             12/31/99

4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of  the issuer's fiscal year).
     (See Instruction A.2)

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.        Calculation of registration fee:

          (i)  Aggregate  sale price of  securities  sold during the fiscal year
          pursuant to rule 24(f):                                       $624,946

          (ii) Aggregate price of securities  redeemed or repurchased during the
          fiscal year:                                                  $892,201

          (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:                                     $63,912

          (iv) Total available  redemption  credits (add Items 5(ii) and 5(iii):
                                                                        $956,113

          (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:                                              $0

          (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                         $331,167

          (vii)  Multiplier for determining  registration  fee (see  Instruction
          C.9):                                                        x0.000264

          (viii)  Registration Fee due (multiply Item 5(v) by Item 5(vii)](enter
          "0" if no fee is due):                                            =$ 0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______________.

7.   Interest  due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):               +$----------

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                                   =$0

9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:      N/A

               Method of Delivery:         N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and of the dates indicated.

By:     /s/ Thomas J. McCusker

Title:  Executive Vice President & General Counsel

Date:   March 29, 2000